Inventories - Summary of Inventories (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Inventory Disclosure [Abstract]
Raw materials	$ 25,843	$ 31,589
Work in progress	38,877	37,054
Finished goods	29,589	28,277
Total inventories	$ 94,309	$ 96,920